OTHER ASSETS AND LIABILITIES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other current assets:
Value added tax ("VAT") receivables	₺ 337,530	₺ 203,701
Prepaid expenses	150,747	105,074
Advances given	6,656	4,793
Prepaid tax	16,225	7,724
Other	2,952	8,085
Total	514,110	329,377
Other non-current assets:
VAT receivables	36,940	487,187
Prepaid expenses	25,623	14,554
Other	455	515
Total	63,018	502,256
Other current liabilities:
Taxes and funds payable	118,087	97,664
Payable to personnel	107,337	60,378
Expense accruals	60,069	44,439
Received upfront fee under ADS program	32,869	32,869
Refund liability	15,150	14,079
Deferred income	4,605	1,289
Other liabilities	41,912	21,242
Total	380,029	271,960
Other non-current liabilities:
Received upfront fee under ADS program	146,597	180,413
Deferred income		416
Total	₺ 146,597	180,829
American Depositary Shares fees collection period	7 years
Withholding tax refunds	₺ 34,929	₺ 14,006